First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.9%
	Aerospace & Defense – 0.7%
2,500	TransDigm Group, Inc.	$3,295,050
	Air Freight & Logistics – 1.1%
21,000	FedEx Corp.	4,952,010
	Automobiles – 0.5%
40,000	General Motors Co. (a)	2,438,800
	Banks – 6.1%
300,000	Huntington Bancshares, Inc.	5,181,000
61,000	JPMorgan Chase & Co. (b)	19,241,230
17,500	PNC Financial Services Group (The), Inc.	3,516,275
		27,938,505
	Beverages – 2.2%
125,000	Coca-Cola (The) Co. (b)	8,290,000
80,000	Primo Brands Corp. (b)	1,768,000
		10,058,000
	Biotechnology – 1.8%
36,000	AbbVie, Inc. (b)	8,335,440
	Broadline Retail – 2.4%
50,000	Amazon.com, Inc. (b) (c)	10,978,500
	Capital Markets – 2.8%
8,000	Goldman Sachs Group (The), Inc. (a) (b)	6,370,800
40,000	Morgan Stanley	6,358,400
		12,729,200
	Chemicals – 1.2%
12,000	Linde PLC (b)	5,700,000
	Communications Equipment – 1.8%
117,500	Cisco Systems, Inc. (b)	8,039,350
	Consumer Finance – 0.8%
18,000	Capital One Financial Corp. (b)	3,826,440
	Consumer Staples Distribution & Retail – 1.6%
7,800	Costco Wholesale Corp. (b)	7,219,914
	Diversified Telecommunication Services – 1.2%
125,000	Verizon Communications, Inc. (b)	5,493,750
	Electric Utilities – 2.3%
42,500	American Electric Power Co., Inc. (b)	4,781,250
155,000	PPL Corp.	5,759,800
		10,541,050
	Electrical Equipment – 2.0%
34,700	nVent Electric PLC (b)	3,422,808
39,500	Vertiv Holdings Co., Class A (a) (b)	5,958,970
		9,381,778
	Entertainment – 1.1%
20,100	Take-Two Interactive Software, Inc. (b) (c)	5,193,036
	Financial Services – 1.6%
22,000	Visa, Inc., Class A (b)	7,510,360

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation – 1.1%
70,000	Canadian Pacific Kansas City Ltd. (b)	$5,214,300
	Health Care Equipment & Supplies – 1.0%
35,000	Abbott Laboratories	4,687,900
	Health Care Providers & Services – 2.1%
7,800	McKesson Corp.	6,025,812
10,400	UnitedHealth Group, Inc. (b)	3,591,120
		9,616,932
	Hotels, Restaurants & Leisure – 3.6%
61,000	Carnival Corp. (a) (b) (c)	1,763,510
89,500	Las Vegas Sands Corp. (b)	4,814,205
21,000	McDonald’s Corp. (b)	6,381,690
40,000	Starbucks Corp.	3,384,000
		16,343,405
	Insurance – 2.4%
21,500	Arthur J. Gallagher & Co.	6,659,410
15,000	Chubb Ltd. (b)	4,233,750
		10,893,160
	Interactive Media & Services – 6.6%
100,000	Alphabet, Inc., Class C (a) (b)	24,355,000
8,000	Meta Platforms, Inc., Class A (b)	5,875,040
		30,230,040
	IT Services – 1.8%
22,000	International Business Machines Corp. (a) (b)	6,207,520
23,000	Okta, Inc. (b) (c)	2,109,100
		8,316,620
	Life Sciences Tools & Services – 1.0%
9,000	Thermo Fisher Scientific, Inc. (a) (b)	4,365,180
	Machinery – 1.6%
15,500	Caterpillar, Inc. (a) (b)	7,395,825
	Metals & Mining – 0.5%
56,700	Freeport-McMoRan, Inc. (b)	2,223,774
	Oil, Gas & Consumable Fuels – 1.9%
20,500	Chevron Corp. (b)	3,183,445
50,000	Exxon Mobil Corp. (b)	5,637,500
		8,820,945
	Pharmaceuticals – 2.6%
9,000	Eli Lilly & Co. (a)	6,867,000
61,000	Merck & Co., Inc. (b)	5,119,730
		11,986,730
	Semiconductors & Semiconductor Equipment – 13.8%
46,200	Broadcom, Inc. (a) (b)	15,241,842
115,000	Intel Corp. (a) (b) (c)	3,858,250
55,000	Marvell Technology, Inc. (a) (b)	4,623,850
37,000	Micron Technology, Inc. (a)	6,190,840
180,000	NVIDIA Corp. (b)	33,584,400
		63,499,182

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 12.1%
9,300	CrowdStrike Holdings, Inc., Class A (a) (b) (c)	$4,560,534
88,900	Microsoft Corp. (b)	46,045,755
10,500	Synopsys, Inc. (b) (c)	5,180,595
		55,786,884
	Specialized REITs – 1.9%
107,000	Gaming and Leisure Properties, Inc.	4,987,270
30,000	Lamar Advertising Co., Class A	3,672,600
		8,659,870
	Specialty Retail – 1.0%
21,000	Dick’s Sporting Goods, Inc. (b)	4,666,620
	Technology Hardware, Storage & Peripherals – 8.8%
159,000	Apple, Inc. (a) (b)	40,486,170
	Textiles, Apparel & Luxury Goods – 1.0%
15,000	Ralph Lauren Corp. (a) (b)	4,703,400
	Tobacco – 1.5%
42,000	Philip Morris International, Inc. (b)	6,812,400
	Wireless Telecommunication Services – 1.4%
26,000	T-Mobile US, Inc.	6,223,880
	Total Common Stocks	454,564,400
	(Cost $255,912,140)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 0.9%
	Capital Markets – 0.9%
215,000	Ares Capital Corp. (b)	4,388,150
	(Cost $3,728,891)
	Total Investments – 99.8%	458,952,550
	(Cost $259,641,031)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.1)%
(250)	Alphabet, Inc.	$(6,088,750)	$290.00	11/21/25	(42,750)
(200)	Apple, Inc.	(5,092,600)	275.00	11/21/25	(59,600)
(80)	Broadcom, Inc.	(2,639,280)	370.00	10/17/25	(14,000)
(50)	Broadcom, Inc.	(1,649,550)	380.00	10/17/25	(5,300)
(150)	Carnival Corp.	(433,650)	34.00	10/17/25	(600)
(150)	Carnival Corp.	(433,650)	36.00	10/17/25	(300)
(30)	Caterpillar, Inc.	(1,431,450)	520.00	11/21/25	(19,140)
(30)	Crowdstrike Holdings, Inc., Class A	(1,471,140)	550.00	10/17/25	(5,550)
(20)	Eli Lilly & Co.	(1,526,000)	800.00	10/17/25	(16,800)
(150)	General Motors Co.	(914,550)	65.00	11/21/25	(26,550)
(250)	General Motors Co.	(1,524,250)	67.50	11/21/25	(27,750)
(20)	Goldman Sachs Group (The), Inc.	(1,592,700)	850.00	10/17/25	(12,000)
(350)	Intel Corp.	(1,174,250)	37.00	10/17/25	(30,450)
(350)	Intel Corp.	(1,174,250)	40.00	10/17/25	(18,550)
(50)	International Business Machines Corp.	(1,410,800)	325.00	11/21/25	(15,950)
(180)	Marvell Technology, Inc.	(1,513,260)	90.00	10/17/25	(30,060)
(75)	Micron Technology, Inc.	(1,254,900)	175.00	10/17/25	(31,875)
(125)	Micron Technology, Inc.	(2,091,500)	190.00	10/17/25	(17,500)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(170)	Micron Technology, Inc.	$(2,844,440)	$200.00	10/17/25	$(11,560)
(75)	Ralph Lauren Corp.	(2,351,700)	350.00	10/17/25	(6,000)
(150)	S&P 500® Index (d)	(100,326,900)	6,925.00	10/17/25	(39,750)
(200)	S&P 500® Index (d)	(133,769,200)	6,960.00	10/17/25	(32,000)
(20)	Thermo Fisher Scientific, Inc.	(970,040)	540.00	10/17/25	(1,400)
(80)	Vertiv Holdings Co.	(1,206,880)	160.00	10/17/25	(33,040)
(120)	Vertiv Holdings Co.	(1,810,320)	165.00	10/17/25	(33,480)
	Total Written Options				(531,955)
	(Premiums received $860,986)

Net Other Assets and Liabilities – 0.3%	1,372,511
Net Assets – 100.0%	$459,793,106

(a)	All or a portion of this security’s position represents cover for outstanding options written.
(b)	All or a portion of these securities are pledged to cover index call options written. At September 30, 2025, the segregated value of these securities amounts to $274,150,153.
(c)	Non-income producing security.
(d)
Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows:
ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$454,564,400	$454,564,400	$—	$—
Common Stocks - Business Development Companies*	4,388,150	4,388,150	—	—
Total Investments	$458,952,550	$458,952,550	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(531,955)	$(531,955)	$—	$—

*	See Portfolio of Investments for industry breakout.